Provisions - Provisions Narrative (Details) € in Thousands, PEN in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 PEN	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 PEN
Disclosure of other provisions [line items]
Other provisions	€ 4,856,000	€ 4,944,000
Goodwill expected to be deductible for tax purposes	215,000	147,000
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	278,000	241,000
Telefónica Brazil | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	8,919	8,748
Telefónica Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,277,000	1,461,000
Telefónica Brazil | Taxes
Disclosure of other provisions [line items]
Other provisions	902,000	911,000		€ 644,000
Telefónica Brazil | Vivo | Goodwill amortized for tax
Disclosure of other provisions [line items]
Other provisions	213,000	256,000
Telefónica Peru | Taxes
Disclosure of other provisions [line items]
Other provisions	€ 425,000	€ 464,000	PEN 1,653	€ 431,000	PEN 1,521